Components of Accumulated Other Comprehensive Income (Loss) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (15,634)
Other comprehensive loss before reclassifications	(14,331)
Amounts reclassified from accumulated other comprehensive income	5,468
Net current-period other comprehensive loss	(8,863)
Ending balance	(24,497)
Unrealized gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(15,719)
Other comprehensive loss before reclassifications	(9,757)
Amounts reclassified from accumulated other comprehensive income	1,387	[1]
Net current-period other comprehensive loss	(8,370)
Ending balance	(24,089)
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	85
Other comprehensive loss before reclassifications	(4,574)
Amounts reclassified from accumulated other comprehensive income	4,081	[2]
Net current-period other comprehensive loss	(493)
Ending balance	$ (408)

[1]	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2018 for realized losses on marketable securities are included within financial income, net.
[2]	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2018 for realized gains on cash flow hedges are included mostly within research and development expenses as well as other operating expenses.